Deferred revenue and customer advances	12 Months Ended
Mar. 31, 2019
Deferred revenue and customer advances
Deferred revenue and customer advances

17.Deferred revenue and customer advances

Deferred revenue and customer advances primarily represent service fees prepaid by merchants or customers for which the relevant services have not been provided. The respective balances are as follows:

	As of March 31,
	2018	2019
	(in millions of RMB)
Deferred revenue	13,350	18,448
Customer advances	9,940	13,814
	23,290	32,262
Less: current portion	(22,297)	(30,795)
Non-current portion	993	1,467

All service fees received in advance are initially recorded as customer advances. These amounts are transferred to deferred revenue upon commencement of the provision of services by the Company and are recognized in the consolidated income statements in the period in which the services are provided. In general, service fees received in advance are non-refundable after the amounts are transferred to deferred revenue. Substantially all of the balances of deferred revenue and customer advances are generally recognized as revenue within one year. The amount of revenue recognized during the year ended March 31, 2019 from performance obligations satisfied (or partially satisfied) in previous periods is not material.